united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-24001

83 Investment Group Income Fund

(Exact name of registrant as specified in charter)

27200 Agoura Road Calabasas, CA 91301

(Address of principal executive offices) (Zip code)

Meghan Pinchuk, M83 Investment Group, LLC

27200 Agoura Road Calabasas, CA 91301

(Name and address of agent for service)

Registrant's telephone number, including area code: 818-222-4727

Date of fiscal year end: 9/30

Date of reporting period: 3/31/25

Item 1. Reports to Stockholders.

(a)       Not applicable.

(b)

83 Investment Group Income Fund

Semi-Annual Report

March 31, 2025

INVESTOR INFORMATION: (833) 701-4393

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of 83 Investment Group Income Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Ultimus Fund Distributors, LLC

Member FINRA

83 Investment Group Income Fund
PORTFOLIO REVIEW (Unaudited)
March 31, 2025

The Fund’s performance* compared to its benchmarks for the periods ended March 31, 2025:

	Six	Inception**** through
	Months	March 31, 2025
83 Investment Group Income Fund - Class I	5.11%	10.74%
Bloomberg U.S Aggregate Bond Index**	-0.37%	4.85%
Bloomberg U.S. Corporate High Yield Bond Index***	1.18%	7.65%

*	The performance data quoted here represents past performance, including past performance of the Predecessor Fund (see Note 1). Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods less than 1 year are not annualized. The Adviser voluntarily waived a portion of its advisory fee for the periods shown, and total return would have been lower without such voluntary waiver (see note 7). For performance information current to the most recent quarter-end, please call toll-free 833-701-4393.

**	The Bloomberg U.S. Aggregate Bond Index is a market capitalization-weighted index, meaning the securities in the Index are weighted according to the market size of each bond type. Most U.S. traded investment grade bonds are represented. Municipal bonds and Treasury Inflation-Protected Securities are excluded, due to tax treatment issues. The Index includes Treasury securities, Government agency bonds, mortgage-backed bonds, corporate bonds, and a small amount of foreign bonds traded in the U.S. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

***	The Bloomberg U.S. Corporate High Yield Bond Index is a market value-weighted index which covers the U.S. non-investment grade fixed- rate debt market. Investors cannot invest directly in an index or benchmark.

****	Inception date is April 1, 2024.

Portfolio Composition as of March 31, 2025:

Compositions	Percentage of Net Assets
Private Funds	68.8%
Open End Funds	17.6%
Loan Participations	7.8%
Money Market Funds	3.7%
Closed End Funds	1.8%
Warrant	0.0%*
Other Assets in Excess of Liabilities	0.3%
100.0%

*	Percentage rounds to less than 0.1%

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed analysis of the Fund’s holdings.

83 INVESTMENT GROUP INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares		Fair Value
	CLOSED END FUNDS — 1.8%
	FIXED INCOME - 1.8%
187,518	Cliffwater Corporate Lending Fund	$2,034,568

	TOTAL CLOSED END FUNDS (Cost $2,011,132)	2,034,568

	OPEN END FUNDS — 17.6%
	FIXED INCOME - 4.4%
584,217	RiverPark Strategic Income Fund, Institutional Class	5,058,620

	OPEN-END FUNDS - 13.2%
767,011	Angel Oak UltraShort Income Fund, Institutional Class	7,562,728
761,788	CrossingBridge Ultra-Short Duration Fund, Institutional Class	7,565,090
		15,127,818

	TOTAL OPEN END FUNDS (Cost $20,196,187)	20,186,438

	PRIVATE FUNDS(a)(b) — 68.8%
	FINANCIALS - 68.8%
N/A	Callodine Perpetual ABL Fund L.P.	20,060,481
N/A	MEP Evergreen Fund, L.P.	6,037,863
N/A	Proterra Credit Fund 2 (Feeder), L.P.	10,632,491
N/A	Symbiotic Capital Life Science Credit Fund, L.P.	5,063,734
N/A	Whitehawk Evergreen Fund, L.P.	37,299,765
		79,094,334

	TOTAL PRIVATE FUNDS (Cost $76,341,721)	79,094,334

The accompanying notes are an integral part of these financial statements.

83 INVESTMENT GROUP INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	LOAN PARTICIPATIONS(b)— 7.8%
	HEALTH CARE — 1.7%
2,000,000	Nephron Pharmaceuticals LLC (WhiteHawk Evergreen Fund, L.P.) SOFR + 9.20%	13.5200	12/30/27	$1,990,000

	INDUSTRIALS — 3.6%
2,000,000	C3 Rentals, Inc. (WhiteHawk Evergreen Fund, L.P.) SOFR +8.00%	12.3000	06/30/27	2,010,000
2,000,000	West Side Transport, Inc. (WhiteHawk Evergreen Fund, L.P.) SOFR +9.00%	13.3200	08/02/27	2,080,000
				4,090,000
	TECHNOLOGY — 2.5%
1,846,007	Boxlight Corporation (WhiteHawk Evergreen Fund, L.P.) SOFR +10.75%	17.8200	06/30/25	1,864,467
1,000,000	MEP Electrify	15.0000	04/18/28	1,000,000
				2,864,467
	TOTAL LOAN PARTICIPATIONS (Cost $8,775,686)			8,944,467

Shares		Expiration Date	Exercise Price
	WARRANT(b) — 0.0%(c)(e)
	HEALTH CARE - 0.0%
22,548	Nephron Pharmaceuticals LLC	N/A	$0.01	22,548

	TOTAL WARRANT (Cost $22,548)			22,548

	SHORT-TERM INVESTMENTS — 3.7%
	MONEY MARKET FUNDS - 3.7%
4,290,129	First American Government Obligations Fund, Class X, 4.27% (Cost $4,290,129)(d)			4,290,129

	TOTAL INVESTMENTS - 99.7% (Cost $111,637,403)			$114,572,484
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.3%			303,156
	NET ASSETS - 100.0%			$114,875,640

LLC	- Limited Liability Company

LP	- Limited Partnership

SOFR	- United States Secured Overnight Financing Rate

The accompanying notes are an integral part of these financial statements.

83 INVESTMENT GROUP INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

(a)	The investments held by the Fund do not issue shares.

(b)	Restricted Security. Investments generally issued in private placement transactions and as such generally restricted as to resale. Each investment may have been purchased on various dates and for different amounts. Total fair value of restricted investments as of March 31, 2025 was $88,061,349, or 76.66% of net assets. As of March 31, 2025, the aggregate cost was $85,139,955. Additional details are as follows.

Investment	Date of first purchase	Cost
Boxlight Corporation (loan participation)	8/1/2024	$1,855,944
C3 Rentals. Inc. (loan participation)	8/1/2024	1,984,767
Callodine Perpetual ABL Fund, L.P.	10/16/2024	19,606,725
MEP Electrify (loan participation)	3/10/2025	1,000,000
MEP Evergreen Fund, L.P.	1/31/2025	5,752,961
Nephron Pharmaceuticals LLC (loan participation)	2/28/2025	1,951,684
Nephron Pharmaceuticals LLC (warrant)	2/28/2025	22,548
Proterra Credit Fund 2 (Feeder), L.P.	4/1/2024	10,273,391
Symbiotic Capital Life Science Credit Fund, L.P.	8/9/2024	4,708,644
West Side Transport, Inc. (loan participation)	10/15/2024	1,983,291
WhiteHawk Evergreen Fund. L.P.	5/1/2024	36,000,000

(c)	Percentage rounds to less than 0.1%.

(d)	Rate disclosed is the seven day effective yield as of March 31, 2025.

(e)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

83 Investment Group Income Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2025

ASSETS
Investments at fair value (cost $111,637,403)	$114,572,484
Cash	141,393
Interest and dividend receivable	156,060
Deferred offering costs	45,474
Prepaid expenses	10,525
Total Assets	114,925,936

LIABILITIES
Accrued expenses	50,296
Total Liabilities	50,296

NET ASSETS	$114,875,640

COMMITMENTS AND CONTINGENCIES (see Note 5)

COMPONENTS OF NET ASSETS
Paid-in capital	$112,562,531
Accumulated earnings	2,313,109
NET ASSETS	$114,875,640

NET ASSET VALUE PER SHARE:
Net assets	$114,875,640
Shares of beneficial interest outstanding ($0 par value)	11,428,024
Net asset value, offering, and redemption price per share	$10.05

The accompanying notes are an integral part of these financial statements.

83 Investment Group Income Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended March 31, 2025

INVESTMENT INCOME
Dividend income (less $5,154 in tax withholding)	$2,379,235
Interest income	459,700
Total Investment Income	2,838,935

EXPENSES
Investment advisory fees	421,663
Administration fees	100,599
Organizational fees	94,038
Audit and tax fees	64,797
Offering costs	50,085
Legal fees	22,265
Custodian fees	13,142
Fund accounting fees	12,871
Trustees fees	12,809
Professional fees	12,082
Transfer agent fees	10,054
Insurance fees	3,417
Printing fees	2,466
Registration fees	2,048
Miscellaneous expenses	1,233
Total Expenses	823,569
Advisory fees waived by Adviser	(421,663)
Net Expenses	401,906
Net Investment Income	2,437,029

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	10,196
Net change in unrealized appreciation on investments	1,713,917
Net Realized and Unrealized Gain on Investments	1,724,113
Net Increase in Net Assets Resulting from Operations	$4,161,142

The accompanying notes are an integral part of these financial statements.

83 Investment Group Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Period* Ended
	March 31, 2025	September 30, 2024
	(Unaudited)
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income	$2,437,029	$781,645
Net realized gain on investments	10,196	—
Net change in unrealized appreciation on investments	1,713,917	1,221,164
Net Increase in Net Assets Resulting from Operations	4,161,142	2,002,809

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings	(3,200,842)	(650,000)
Total Distributions to Shareholders	(3,200,842)	(650,000)

BENEFICIAL INTEREST TRANSACTIONS
Proceeds from shares issued	—	41,574,051
Proceeds from fund conversion (Note 1)	69,896,541	—
Distributions reinvested	927,945	163,994
Total Beneficial Interest Transactions	70,824,486	41,738,045
Increase in Net Assets	71,784,786	43,090,854

NET ASSETS
Beginning of period	43,090,854	—
End of period	$114,875,640	$43,090,854

SHARE ACTIVITY
Shares from fund conversion (Note 1)	11,381,354
Shares reinvested	46,670
Net increase in shares of beneficial interest outstanding	11,428,024

*	For the period April 1, 2024 (commencement of operations) to September 30, 2024. See Note 1.

The accompanying notes are an integral part of these financial statements.

83 Investment Group Income Fund
STATEMENT OF CASH FLOWS (Unaudited)

For the Six
Months Ended
March 31, 2025
Cash Flows from Operating Activities
Net increase in net assets resulting from operations	$4,161,142
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Purchases of investment securities	(69,062,870)
Proceeds from sales	3,507,716
Net purchases of short term investments	(4,290,129)
Net realized gain on investments	(10,196)
Net change in unrealized appreciation on investments	(1,713,917)
Net Accretion of Discounts	303
(Increase)/Decrease in assets:
Receivable for securities sold	34,672
Deferred offering costs	(2,134)
Interest and dividend receivable	(77,838)
Prepaid expenses and other assets	(10,525)
Increase/(Decrease) in liabilities:
Offering costs payable	(86,681)
Organizational fees payable	(48,411)
Accrued expenses and other liabilities	(37,537)
Net cash used in operating activities	(67,636,405)

Cash Flows from Financing Activities
Proceeds from shares issued	69,896,541
Distributions paid (net of reinvestments)	(2,274,937)
Net cash provided by financing activities	67,621,604

Net decrease in cash	(14,801)
Cash at beginning of period	156,194
Cash at end of period	$141,393

Supplemental Disclosure of Cash Flow Information
Non-cash financing activities not included herein consists of Reinvestment of distributions	$927,945

The accompanying notes are an integral part of these financial statements.

83 Investment Group Income Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

	For the		For the
	Six Months Ended		Period* Ended
	March 31,		September 30,
	2025		2024
	(Unaudited)
	$10.00
Net Asset Value, Beginning of Period
From Operations:
Net investment income (a)	0.21
Net gain from investments (both realized and unrealized)	0.02
Total from operations	0.23
Less Distributions:
From net investment income	(0.18)
Total distributions	(0.18)
Net Asset Value, End of Period	$10.05
Total Return (b)	5.11	% (f)	5.46	% (f)
Ratios/Supplemental Data:
Net assets, end of period (in 000’s)	$114,876		$43,091
Ratio of expenses to average net assets (c):
before advisory fee waiver	1.83	% (e)	1.69	% (e)
after advisory fee waiver	0.90	% (e)	0.91	% (e)
Ratio of net investment income to average net assets (c) (d)	5.43	% (e)	4.57	% (e)
Portfolio turnover rate	4	% (f)	115	% (f)

*	For the period April 1, 2024 (commencement of operations) to September 30, 2024. See Note 1.

(a)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends, and capital gain distributions, if any. Had the advisor not absorbed a portion of its fees, total return would have been lower.

(c)	Does not include expenses of investment companies in which the Fund invests. The Fund’s Total Return is reported net of all fees and expenses.

(d)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Annualized.

(f)	Not annualized.

The accompanying notes are an integral part of these financial statements.

83 Investment Group Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2025

1.	ORGANIZATION

83 Investment Group Income Fund (the “Fund”) was organized on August 23, 2024 as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company and currently offers Class I shares. The M83 Income Fund, LLC Fund (the “Predecessor Fund”) commenced operations on April 1, 2024. The Fund acquired all of the assets and liabilities of the Predecessor Fund, a private fund that was converted into the Fund, in a tax-free reorganization on December 31, 2024 (the “Reorganization”). In connection with the Reorganization, shares of the Predecessor Fund were exchanged for Class I shares of the Fund. The Fund issued 11,381,353.51 shares at $10.00 per share net asset value.

The Predecessor Fund had an investment objective and strategies that were, in all material respects, the same as those of the Fund, and were managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. The Predecessor Fund was managed by the same investment adviser as the Fund, M83 Investment Group, LLC (the “Adviser”). The Fund is offered to accredited investors as defined in Rule 501(a) of Regulation D promulgated under the Securities Act of 1933. The Fund is a “fund of funds”, in that the Fund will generally invest in other investment companies.

The Fund’s investment objective is to generate current income that represents an attractive return relative to the risk being taken by gaining exposure to credit-related assets with low correlation to traditional fixed income markets. The Fund seeks to achieve its investment objectives by investing, directly or indirectly, in income- generating, credit-related investments. The Fund will invest primarily with private fund managers that pursue various credit-related strategies either directly into their funds or through co-investment opportunities offered by such managers.

2.	SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation—Under Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies, the Fund follows accounting and reporting guidance for investment companies. The Fund’s financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires the Fund’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of investment income and expenses during the reporting period. Actual results could differ from those estimates.

Operating Segments- The Fund has adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

83 Investment Group Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2025

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Investment Transactions and Related Investment Income and Expense—Investment transactions are accounted for on a trade-date basis. Interest is recognized on an accrual basis. The Fund expects to receive distributions as realizations of underlying assets as the underlying investments occur. Realized gains or losses from investment transactions are recorded on a specific identification basis. Distributions received or receivable from underlying investments are classified as a return of capital or realized gains as noted in the distribution notice from the underlying investment manager. Changes in the fair value of the investments are accounted for as a net change in unrealized gain or loss on the statement of operations.

Cash and cash equivalents—Cash represents cash deposits held at financial institutions. Cash equivalents include short-term highly liquid investments of sufficient credit quality that are readily convertible to known amounts of cash and have original maturities of three months or less. The fair value of cash and cash equivalents approximates the carrying value. Cash equivalents are held for meeting short-term liquidity requirements, rather than for investment purposes. Cash is held at major financial institutions and, at times, may be in excess of federally insured limits and expose the Fund to credit risk. There is a cash balance of $141,393 held by the Fund as of March 31, 2025.

Participations and Assignments - The Fund may acquire interests in loans either directly (by way of original issuance, sale or assignment) or indirectly (by way of participation). The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, its rights can be more restricted than those of the assigning institution. Participation interests in a portion of a debt obligation typically result in a contractual relationship only with the institution participating in the interest, not with the borrower. In purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set- off against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends and distributions to shareholders are recorded on the ex-date. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset values per share of the Fund.

Federal Income Taxes—The Fund intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and, if so qualified, will not be liable for federal income taxes to the extent earnings are distributed to shareholders on a timely basis. Accordingly, no provision for Federal income taxes is required in the financial statements.

As of March 31, 2025, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions for open tax year ended 2024 or expected to be taken in the Fund’s September 30, 2025 year-end tax return. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after filing.

83 Investment Group Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2025

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Indemnification – The Fund indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	FAIR VALUE MEASUREMENTS

Security Valuation - The Board of Trustees (the “Board”) has adopted Securities Valuation Procedures governing the valuation of securities and other investment assets of the Fund (collectively, “Portfolio Instruments”). The Board may designate an investment adviser, as the valuation designee (the “Adviser” or “Valuation Designee”) pursuant to Rule 2a-5(b) under the Investment Company Act of 1940, as amended (the “1940 Act”) to perform the fair value determination relating to any and all Portfolio Instruments, subject to the conditions and oversight requirements described in these procedures. This designation will be subject to Board oversight and certain reporting and other requirements designed to facilitate the Board’s ability to effectively oversee the Fund’s fair value determinations.

Portfolio Instruments with respect to which market quotations are readily available shall be valued at current market value, and other securities and assets shall be valued at fair value as determined in good faith by the Board, pursuant to Section 2(a)(41) of the 1940 Act and Rules 2a-4 and 2a-5 under the 1940 Act. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. (The term “unadjusted” refers to adjustments in market prices made by the fund or valuation designee, not adjustments made by the exchange on which the security is listed.) The Portfolio Instruments for which market quotations are readily available are to be valued at current market value based on such market quotations as of the Determination Date.

As provided in the prospectus, the NAV of shares of the Fund is determined following the close of regular trading on the New York Stock Exchange (“NYSE” or “Exchange”), generally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. These procedures, including the designation of certain responsibilities by the Board of Trustees (the “Board”) of the Trust and the requirements for determining fair value in good faith, are adopted to ensure that each Fund calculates its NAV in a timely and accurate manner.

Valuation of Portfolio Instruments – Readily marketable portfolio securities listed on a public exchange are valued at their current market values determined on the basis of market quotations obtained from independent pricing services approved by the Board. Such quotes typically utilize official closing prices, generally the last sale price, reported to the applicable securities exchange if readily available. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected by the exchange representing the principal market for such securities. Securities trading on NASDAQ are valued at NASDAQ official closing price. Debt securities, including loan participations (other than short-term obligations) are valued each day by an independent pricing service approved by the Board pursuant to Rule 2a-5 under the 1940 Act using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Fund may invest in portfolios of open-end (the “open-end funds”) or closed-end investment companies. Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of directors of the open-end funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such

83 Investment Group Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2025

3.	FAIR VALUE MEASUREMENTS (continued)

valuations represent fair value.

If market or dealer quotations are not readily available or deemed unreliable, the Adviser will determine in good faith, the fair value of such securities. For securities that are fair valued in the ordinary course of Fund operations, the Board has designated the performance of fair value determinations to the Adviser as valuation designee, subject to the Board’s oversight. The Adviser has established a Valuation Committee to help oversee the implementation of procedures for fair value determinations. In determining the fair value of a security for which there are no readily available market or dealer quotations, the Adviser and the Valuation Committee, will take into account all reasonably available information that may be relevant to a particular security including, but not limited to: pricing history, current market level, supply and demand of the respective security; the enterprise value of the portfolio company; the portfolio company’s ability to make payments and its earnings and discounted cash flow, comparison to the values and current pricing of publicly traded securities that have comparable characteristics; comparison to publicly traded securities including factors such as yield, maturity, and credit quality; knowledge of historical market information with respect to the security; fundamental analytical data, such as periodic financial statements, and other factors or information relevant to the security, issuer, or market. Fair valuation involves subjective judgments, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

Valuation of Underlying Funds – The underlying investments of some of the Underlying Funds are not publicly traded, and the Underlying Funds may consider information provided by the institutional asset manager of each respective portfolio instrument to determine the estimated value of the Underlying Fund’s investment therein. The valuation provided by an institutional asset manager as of a specific date may vary from the actual sale price that may be obtained if such investment were sold to a third party. To determine the estimated value of the Underlying Fund’s investment in portfolio instruments, the Underlying Fund considers, among other things, information provided by the Underlying Funds, including quarterly unaudited financial statements, which if inaccurate, could adversely affect the Underlying Fund’s ability to value accurately the Underlying Fund’s shares. Underlying Funds that invest primarily in publicly traded securities are more easily valued.

Assets and liabilities initially expressed in foreign currencies will be converted into U.S. Dollars using foreign exchange rates provided by a recognized pricing service.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurement. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

83 Investment Group Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2025

3.	FAIR VALUE MEASUREMENTS (continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Investments Valued at NAV – ASC 820 permits a reporting entity to measure the fair value of an investment fund that does not have a readily determinable fair value based on the NAV per share, or its equivalent, of the investment fund as a practical expedient, without further adjustment, unless it is probable that the investment would be sold at a value significantly different than the NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV should be adjusted to reflect any significant events that may change the valuation. In using the NAV as a practical expedient, certain attributes of the investment that may impact its fair value are not considered in measuring fair value. Attributes of those investments include the investment strategies of the investment and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date and any unfunded commitments. The Fund is permitted to invest in alternative investments that do not have a readily determinable fair value and, as such, has elected to use the NAV as calculated on the reporting entity’s measurement date as the fair value of the investment.

Investments in Private Funds—The Fund’s investments measured at net asset value without adjustment, as a practical expedient, are not categorized in the fair value hierarchy. If the Fund does not use the net asset value without adjustment, in determining the level, the Fund considers the length of time until the investment is redeemable, including notice and lock-up years or any other restriction on the disposition of the investment. The Fund also considers the nature of the portfolios of the underlying private equity funds and their ability to liquidate their underlying investments. Investments which are not valued using the practical expedient are included in Level 3 in the fair value hierarchy. Loan participations are valued as Level 2 in the fair value hierarchy.

The valuations of investments in private funds are supported by information received from the investee funds such as monthly and/or quarterly net asset values, investor reports, and audited financial statements, when available. If it is probable that the Fund will sell an investment at an amount different from the net asset valuation or in other situations where the practical expedient is not available, or when the Fund believes alternative valuation techniques are more appropriate, the valuation committee may consider other factors, including subscription and redemption rights, expected discounted cash flows, transactions in the secondary market, bids received from potential buyers, and overall market conditions in its determination of fair value.

The following table presents information about the Fund’s assets measured at fair value as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets*
Closed End Funds	$2,034,568	—	—	$2,034,568
Open End Funds	20,186,438	—	—	20,186,438
Private Funds**	—	—	—	—
Loan participations	—	8,944,467	—	8,944,467
Warrant	—	22,548	—	22,548
Short-Term Investments	4,290,129	—	—	4,290,129
Total investments	$26,511,135	$8,967,015	—	$35,478,150

*	For detailed industry classifications, refer to the accompanying Schedule of Investments. The Fund did not hold any Level 3 securities during the period.

**	In determining fair values as of March 31, 2025, the Adviser has, as a practical expedient, estimated fair value of each Underlying Fund using the NAV (or its equivalent) provided by the investment manager of each Underlying Fund as of that date. Each investment for which fair value is measured using the Underlying Fund’s NAV as a practical expedient is not required to be categorized within the fair value hierarchy. Accordingly, Underlying funds with a fair value of $79,094,334 for the Fund, have not been categorized.

83 Investment Group Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2025

4.	INVESTMENT FUNDS’ OBJECTIVES AND TERMS

The investment objectives, management fee, incentive allocation and redemption terms for each Private Fund in which the Fund held an interest during the period ended March 31, 2025 were as follows:

					Funding
		Management	Incentive		Acquisition
Private Fund	Investment Objective	Fee*	Allocation	Redemption Terms	Date
Callodine Perpetual ABL Fund, LP	The investment objective of the Fund is to originate, structure, and invest in private market debt with a focus on fully secured, formula driven asset-based lending (a top of the capital structure focus).	1.50%	15%	Quarterly redemption requests with 90 days notice. Hard lock-up period expires on the 1st anniversary of subsciption. Soft Lock up period expires on 2nd anniversary of subscription. Investors requesting redemptions will be placed into a run-off account whereby they will receive a return of principal over time as underlying investments become liquid.	10/16/2024

MEP Evergreen Fund, L.P.	The Fund focuses on providing capital to the underserved middle market of the media industry, backed by reliable and uncorrelated cash flows. The strategy primarily focused on credit opportunities. The investment targets specific verticals within media including film, music, television, eBooks, video gaming, and online video.	1.50%	15%	Redemption requests submitted 2X per year with 45 days notice. Lock up period expires on 1st anniversary of subscription. Investors requesting redemptions will be placed into a run-off account whereby they will receive a return of principal over time as underlying investments become liquid.	1/31/2025

Proterra Credit Fund 2 (Feeder), LP.	The purpose of the Feeder is to hold a limited partnership interest in the Master Fund. The Feeder offers investors indirect access to the Master Fund. The Master Fund (or the affiliated entities in which it invests) seeks to make loans to privately-held middle- market borrowers in the agribusiness sector organized and located in North America.	2.00%	20%	No redemptions. Closed-end fund with a 7 year term, subject to extension by the General Partner for up to two (2) consecutive additional one-year periods.	4/1/2024

Symbiotic Capital Life Science Credit Fund, L.P.	The Fund will seek to provide investors with current income and capital appreciation through investments in a diversified portfolio comprised primarily of debt securities and associated warrants of life science companies located primarily in North America or Europe.	1.75%	20%	No redemptions. Closed-end fund with a 6 year term, subject to extension by the General Partner for up to two (2) consecutive additional one-year periods.	8/9/2024

WhiteHawk Evergreen Fund, LP.	Opportunistic debt investments primarily in senior secured loans and second lien secured loans of middle-market public and private U.S. companies	1.50%	20%	Redemption requests submitted 2X per year with 90 days notice. Lock up period expires on 2nd anniversary of subscription. Investors requesting redemptions will be placed into a run-off account whereby they will receive a return of principal over time as underlying investments become liquid.	5/1/2024

*	Per Annum

5.	UNFUNDED INVESTMENT COMMITMENTS

As of March 31, 2025, the Fund had the following unfunded commitments:

Private Fund	Total Commitment Amount	Total Unfunded Commitment
Callodine Perpetual ABL Fund, LP	$25,000,000	$5,393,275
MEP Evergreen Fund, L.P.	10,000,000	4,247,039
Proterra Credit Fund 2 (Feeder), LP.	12,575,000	3,070,057
Symbiotic Capital Life Science Credit Fund, L.P.	10,000,000	5,073,361

6.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the six months ended March 31, 2025 amounted to $69,062,870 and $3,507,716, respectively.

83 Investment Group Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2025

7.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Advisory Fees — Pursuant to an investment advisory agreement with the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for this service and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.95% of the average daily net assets. For the six months ended March 31, 2025, the Adviser earned management fees of $421,663, which were voluntarily waived by the Adviser. Amounts waived voluntarily outside of the expense limitation agreement described below are not recoupable.

Expenses — The Fund bears its own ordinary operating expenses including administrative expenses, custodial costs, legal expenses, accounting expenses, auditing and tax preparation expenses, insurance premiums, and other expenses related to the Fund (collectively, the “Ordinary Operating Expenses”); and extraordinary expenses including, but not limited to, taxes, if any, imposed on the Fund, the costs of litigation brought by or against the Fund, any expenses associated with the Fund’s indemnification obligations, and any expenses relating to enforcing or protecting the Fund’s rights with respect to portfolio investments and investment expenses.

The Adviser has contractually agreed to waive all or part of its management fees and/or make payments to limit Fund expenses (including offering and organizational expenses, but excluding interest, brokerage commissions, Underlying Fund fees and expenses and extraordinary expenses), at least until July 31, 2026, so that the total annual operating expenses of the Fund do not exceed 2.95% of the average daily net assets of the Fund. Contractual waivers and expense payments may be recouped by the Adviser from the Fund, to the extent that overall expenses fall below the lesser of the expense limitation then in place or in place at time of waiver, within three years of when the amounts were waived.

Organizational and Offering Expenses — Organizational costs are expensed as incurred. Offering costs are accounted for as a deferred charge from the commencement of operations, and are thereafter amortized to expense over twelve months on a straight-line basis. Organizational costs consist of the costs of forming the Fund; drafting of bylaws, administration, custody and transfer agency agreements; and legal services in connection with the initial meeting of the Board and the Fund’s seed audit costs. Offering costs consist of the costs of preparing, reviewing and filing with the U.S. Securities and Exchange Commission (“SEC”) the Fund’s registration statement (“Registration Statement”); the costs of preparing, reviewing and filing of any associated marketing or similar materials; the costs associated with the printing, mailing or other distribution of the Fund’s Prospectus, Statement of Additional Information (“SAI”) and/or marketing materials; and the amounts of associated filing fees and legal fees associated with the offering. The aggregate amount of the organizational costs and offering costs as of March 31, 2025 are $94,038 and $50,085, respectively.

Ultimus Fund Distributors, LLC, (the “Distributor”), is the distributor for the shares of the Fund. The Distributor has entered into a Distribution Agreement with the Fund pursuant to which it distributes shares for the Fund. Distribution fees are paid by the Adviser. Class I Shares are not subject to any distribution fees.

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting and transfer agency services to the Fund. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration and fund accounting services to the Fund. Certain officers of the Fund are also officers of UFS, for which they received customary fees pursuant to the UFS servicing agreement.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS, provides a Chief Compliance Officer to the Fund, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Fund. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

83 Investment Group Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2025

8.	RISK FACTORS

Credit Risk — In the normal course of business, the Fund maintains its cash balances in financial institutions, which at times may exceed federally insured limits. The Fund is subject to credit risk to the extent any financial institution with which it conducts business is unable to fulfill contracted obligations on its behalf. Management monitors the financial condition of such financial institutions and does not anticipate any losses from these counterparties.

Liquidity Risk — An investment in the Fund has limited liquidity as shareholders will generally have only limited rights to withdraw capital from the Fund or transfer their Interests, and the Fund has the right to suspend withdrawals, as described in the Fund documents. The Fund’s investments in the Private Funds may only be withdrawn in accordance with the respective Private Fund’s offering memorandum and articles of association. As a result, the Fund may not be able to liquidate some of its investments in a timely manner to meet financial liabilities.

Interest Rate Risk – Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Concentration Risk – If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio will be adversely affected.

Valuation of Private Investments – The underlying investments of some of the Private Funds are not publicly traded, and the Private Funds may consider information provided by the institutional asset manager of each respective private investment to determine the estimated value of the Private Fund’s investment therein. The valuation provided by an institutional asset manager as of a specific date may vary from the actual sale price that may be obtained if such investment were sold to a third party. To determine the estimated value of the Private Fund’s investment in private investments, the Private Fund considers, among other things, information provided by the private investments, which if inaccurate could adversely affect the Private Fund’s ability to value accurately the Private Fund’s shares. Private investments that invest primarily in publicly traded securities are more easily valued.

Investments in Bank Loans and Participations – The special risks associated with investing in bank loans and participations include: (i) the possible invalidation of an investment transaction as a fraudulent conveyance under relevant creditors’ rights laws; (ii) environmental liabilities that may arise with respect to collateral securing the obligations; (iii) adverse consequences resulting from participating in such instruments with other institutions with lower credit quality; (iv) limitations on the ability of the Private Funds to directly enforce any of their respective rights with respect to participations; and (v) generation of income that is subject to U.S. federal income taxation as income effectively connected with a U.S. trade or business. The Private Funds will attempt to balance the magnitude of these risks against the potential investment gain prior to entering into each such investment. Successful claims by third parties arising from these and other risks, absent bad faith, may be borne by the Private Funds.

Bank loans do not presently have the liquidity of conventional debt securities and are often subject to restrictions on resale. Due to the illiquidity of bank loans, the Private Funds may not be able to dispose of its investments in bank loans in a timely fashion and at a fair price, which could adversely affect the performance of the Private Funds. With respect to bank loans acquired as participations by the Private Funds, because the holder of a participation generally has no contractual relationship with a borrower, the Private Funds will have to rely upon a third party to pursue appropriate remedies against a borrower in the event of a default. As a result, the Private

83 Investment Group Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2025

8.	RISK FACTORS (continued)

Funds may be subject to delays, expenses and risks that are greater than those that would be involved if the Private Fund could enforce its rights directly against a borrower or through the agent.

Furthermore, a borrower of a bank loan, in some cases, may prepay the bank loan. Prepayments could adversely affect the Private Fund’s interest income to the extent that the Private Fund is unable to reinvest promptly payments in bank loans or otherwise or if such prepayments were made during a period of declining interest rates.

9.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Fund currently invests greater than 25% of its net assets in the Whitehawk Evergreen Fund LP (“Whitehawk”). The Fund may redeem these investments at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund will be directly affected by the performance of the investments. The percentage of net assets held in Whitehawk at March 31, 2025 was 32.5%.

The Fund maintains its cash balances in financial institutions, which at times may exceed federally insured limits. Management monitors the financial condition of such financial institutions and does not anticipate any losses from these counterparties.

10.	REPURCHASE OFFERS

Shareholders do not have the right to require the Fund to redeem their shares. To provide a limited degree of liquidity to shareholders, the Fund may, from time to time, offer to repurchase shares pursuant to written tenders by shareholders. Repurchases will be made at such times, in such amounts and on such terms as may be determined by the Board, in its sole discretion. In determining whether the Fund should offer to repurchase shares, the Board will consider the recommendations of the Adviser as to the timing of such an offer, as well as a variety of operational, business and economic factors. The Adviser expects, generally, to recommend to the Board that the Fund offer to repurchase shares on a semi-annual basis with such repurchases to occur as of the last day of June and December (or, if any such date is not a business day, on the immediately preceding business day).

Each such repurchase offer will generally be limited to an amount equal to or less than 15% of the outstanding shares of the Fund. If a repurchase offer is oversubscribed by shareholders who tender shares, the Fund may extend the repurchase offer, repurchase a pro rata portion of the Shares tendered or take any other action permitted by applicable law. The Fund may cause the repurchase of a shareholder’s shares if, among other reasons, the Fund determines that such repurchase would be in the interest of the Fund.

During the six months ended March 31, 2025, no repurchase offer was made by the Fund.

11.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Fund for federal income tax purposes and its respective gross unrealized appreciation and (depreciation) at March 31, 2025, were as follows:

Tax	Gross Unrealized	Gross Unrealized	Net Unrealized
Cost	Appreciation	(Depreciation)	Appreciation
$111,637,403	$2,956,826	$(21,745)	$2,935,081

12.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

83 Investment Group Income Fund
SUPPLEMENTAL INFORMATION (Unaudited)
March 31, 2025

Approval of Investment Advisory Agreement

In connection with the Board meeting held on September 17, 2024, the Board, including a majority of the Independent Trustees, discussed the approval of a management agreement between the Trust and the Adviser, with respect to the Fund (the “Investment Advisory Agreement”).

The Trustees were assisted by legal counsel throughout the review process. The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Investment Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Investment Advisory Agreement. In connection with their deliberations regarding approval of the Investment Advisory Agreement, the Trustees reviewed materials prepared by the Adviser.

In deciding on whether to approve the Investment Advisory Agreement, the Trustees considered numerous factors, including:

Nature, Extent and Quality of Services: The Trustees reviewed materials provided by the Adviser regarding the nature, extent and quality of the services to be provided to the Fund by the Adviser, including an overview of the Adviser and the personnel that would perform services for the Fund. The Trustees reviewed the most recent Form ADV for the Adviser and considered the qualifications, background and responsibilities of the members of the Adviser’s portfolio management team who would oversee the day- to-day investment management and operations of the Fund.

Performance: The Trustees considered that the Fund had only been in operation for a short time and, as such, did not have a meaningful record of prior performance to submit at the Meeting. However, the Trustees reviewed the performance of a composite of other accounts advised by the Adviser with a similar strategy, which had out-performed the peer group and applicable benchmarks for the 1 year, 5 year, and since inception periods. The Trustees concluded that based on the Fund’s investment strategy and the Adviser’s presentation, the Adviser had the expertise to fulfill the Fund’s investment mandate.

Fees and Expenses: The Trustees next considered information regarding the proposed management fee for the Fund. They compared the Fund’s proposed management fee to expense information for the Fund’s peer group and category, as presented by the Adviser, noting that the management fee for the Fund was below the peer group and category averages, and, while above the average of the management fees charged to the Adviser’s accounts with a similar strategy, it was within the range of fees charged to such accounts. Upon further consideration and discussion of the foregoing, the Board determined that the fee to be paid to the Adviser was fair and reasonable in relation to the nature and quality of the services to be provided by the Adviser and that it reflected charges that were within a range of what could have been negotiated at arm’s length.

Profitability: The Trustees considered the Adviser’s anticipated profitability. The Trustees considered that the Fund is not yet operational, and no record of profitability exists. The Trustees also took into account the Adviser’s estimated costs of managing the Fund and information provided by the Adviser regarding its financial condition noting that the Fund was expected to be profitable for the Adviser in both the first and second year of operations.

Economies of Scale: The Trustees considered whether the Adviser would realize economies of scale with respect to its management of the Fund. The Trustees noted that the Fund would not immediately realize economies of scale upon launch. The Trustees reviewed the Fund’s fee arrangements for breakpoints or other provisions that would allow the Fund’s shareholders to benefit from economies of scale in the future

83 Investment Group Income Fund
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
March 31, 2025

as the Fund grows. The Trustees determined that the management fee would remain the same regardless of the Fund’s asset levels. It was pointed out that breakpoints in the advisory fee could be reconsidered in the future as the Fund grows.

Conclusion: The Trustees, having requested and received such information from the Adviser as it believed reasonably necessary to evaluate the terms of the proposed Management Agreement, with the Independent Trustees having met in executive session with counsel, determined that approval of the Management Agreement for an initial two-year term is in the best interests of the Fund and its future shareholders.

Privacy Notice

83 Investment Group Income Fund

PRIVACY NOTICE

FACTS	WHAT DOES THE FUND DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	■ Social Security number	■ Purchase History
	■ Assets	■ Account Balances
	■ Retirement Assets	■ Account Transactions
	■ Transaction History	■ Wire Transfer Instructions
■ Checking Account Information
When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons chosen to share, and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For non-affiliates to market to you	No	We don’t share

Questions?	Call 1- 833-701-4393

Who we are
Who is providing this notice?	The Fund
What we do
How does the Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the Fund collect my personal information?

We collect your personal information, for example, when you

■      Open an account

■      Provide account information

■      Give us your contact information

■      Make deposits or withdrawals from your account

■      Make a wire transfer

■      Tell us where to send the money

■      Tells us who receives the money

■      Show your government-issued ID

■      Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■      Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■      Affiliates from using your information to market to you

■      Sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ The Fund does not share with our affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ The Fund does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ The Fund does not jointly market.

Investment Advisor

M83 Investment Group, LLC

27200 Agoura Road, Suite 200

Calabasas, CA 91301

Distributor

Ultimus Fund Distributors, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

Legal Counsel

DLA Piper LLP

1201 West Peachtree Street, Suite 2900

Atlanta, GA 30309

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

8101 E. Prentice Avenue, Suite 750

Greenwood Village, CO 80111

How to Obtain Proxy Voting Information

Information regarding how the Fund voted proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling (833) 701-4393 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling (833) 701-4393.

83IG-SAR25

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Registrants. Not applicable.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 1 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)       Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 1

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. [Exhibit 99. CERT]

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto [Exhibit 99.906CERT]

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

83 Investment Group Income Fund

By /s/ Meghan Pinchuk Meghan Pinchuk
Principal Executive Officer
Date: 6/2/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Meghan Pinchuk Meghan Pinchuk
Principal Executive Officer
Date: 6/2/25

By /s/ Jessica Chase Jessica Chase
Principal Financial Officer
Date: 6/2/25